Condensed Consolidated Statements of Stockholder's Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 70,000		$ 38,113,000	$ (1,574,000)		$ 3,315,000	$ 39,924,000
Balance, shares at Dec. 31, 2021	70,496,041
Net loss				(7,051,000)		(204,000)	(7,255,000)
Balance at Dec. 31, 2022	$ 70,000		38,113,000	(8,625,000)	$ 29,558,000	3,111,000	32,669,000
Balance, shares at Dec. 31, 2022	70,496,041
Net loss				(1,939,000)	(1,939,000)	(30,000)	(1,969,000)
Balance at Jun. 30, 2023	$ 70,000		38,113,000	(10,564,000)	27,619,000	3,081,000	30,700,000
Balance, shares at Jun. 30, 2023	70,496,041
Balance at Dec. 31, 2022	$ 70,000		38,113,000	(8,625,000)	29,558,000	3,111,000	32,669,000
Balance, shares at Dec. 31, 2022	70,496,041
Net loss				(4,336,000)		(71,000)	(4,407,000)
Conversion of common stock to preferred stock	$ (60,000)	$ 60,000
Conversion of common stock to preferred stock, shares	(60,496,041)	60,496,041
Balance at Dec. 31, 2023	$ 10,000	$ 60,000	38,113,000	(12,961,000)	25,222,000	3,040,000	28,262,000
Balance, shares at Dec. 31, 2023	10,000,000	60,496,041
Net loss				(1,849,000)	(1,849,000)	(31,000)	(1,880,000)
Fractional shares as a result of reverse stock split, shares	(2,297)
Balance at Jun. 30, 2024	$ 10,000	$ 60,000	$ 38,113,000	$ (14,810,000)	$ 23,373,000	$ 3,009,000	$ 26,382,000
Balance, shares at Jun. 30, 2024	9,997,703	60,496,041